Operating Segmentation (Tables)	3 Months Ended
Jan. 31, 2022
Text Block [Abstract]
Schedule of Operating Segments
Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)
For the three months ended January 31, 2022	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	1,787	1,156	272	924	(120)	4,019
Non-interest revenue	620	363	1,133	1,015	573	3,704
Total Revenue	2,407	1,519	1,405	1,939	453	7,723
Provision for (recovery of) credit losses on impaired loans	100	3	-	(16)	(1)	86
Provision for (recovery of) credit losses on performing loans	(76)	(77)	4	(35)	(1)	(185)
Total provision for (recovery of) credit losses	24	(74)	4	(51)	(2)	(99)
Insurance claims, commissions and changes in policy benefit liabilities	-	-	81	-	-	81
Depreciation and amortization	125	107	66	75	-	373
Other non-interest expense	899	605	842	966	161	3,473
Income before taxes	1,359	881	412	949	294	3,895
Provision for income taxes	355	200	97	244	66	962
Reported net income	1,004	681	315	705	228	2,933
Average Assets (3)	278,523	138,735	49,504	407,691	181,443	1,055,896

For the three months ended January 31, 2021	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	1,608	1,091	239	803	(163)	3,578
Non-interest revenue	491	319	1,738	771	78	3,397
Total Revenue	2,099	1,410	1,977	1,574	(85)	6,975
Provision for (recovery of) credit losses on impaired loans	150	20	1	45	(1)	215
Provision for (recovery of) credit losses on performing loans	(2)	(51)	(4)	(2)	-	(59)
Total provision for (recovery of) credit losses	148	(31)	(3)	43	(1)	156
Insurance claims, commissions and changes in policy benefit liabilities	-	-	601	-	-	601
Depreciation and amortization	118	123	83	69	-	393
Other non-interest expense	818	566	854	817	165	3,220
Income (loss) before taxes	1,015	752	442	645	(249)	2,605
Provision for (recovery of) income taxes	265	173	106	167	(123)	588
Reported net income (loss)	750	579	336	478	(126)	2,017
Average Assets (3)	254,945	130,487	47,535	384,759	163,182	980,908

(1)	Corporate Services includes Technology and Operations.
(2)
Operating groups report on a taxable equivalent basis (teb). Revenue and the provision for income taxes are increased on tax-exempt
securities to an equivalent
before-tax
basis to facilitate comparisons of income between taxable and tax-exempt
sources. The offset to the groups’ teb adjustments is reflected in Corporate Services revenue and provision for income taxes.

(3)
Included within average assets are average earning assets, which are comprised of deposits with other banks, deposits at central banks, reverse repos, loans and securities. Total average earning assets for three months ended January 31, 2022 are $972,687, including $264,764 for Canadian P&C, $131,569 for U.S. P&C, and $576,354 for all other operating segments including Corporate Services (for three months ended January 31, 2021 - Total: $893,913, Canadian P&C $239,777, U.S. P&C: $123,411 and all other operating segments: $530,725).